Subsequent Events	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Management has evaluated subsequent events through the date that the financial statements were issued. Based on this evaluation, the Company has determined that no subsequent events have occurred that require disclosure.